SEGMENT AND GEOGRAPHIC INFORMATION -Geographical - SECURITIZE, INC. AND SUBSIDIARIES (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Revenue	$ 19,478,466	$ 14,034,019	$ 62,152,140	$ 18,636,170
Long-lived assets by geographic area			208,244	74,634
United States
Segment Reporting [Line Items]
Revenue			60,972,140	17,767,905
Long-lived assets by geographic area			204,759	69,153
Japan
Segment Reporting [Line Items]
Revenue			1,180,000	868,265
Long-lived assets by geographic area			$ 3,485	$ 5,481